Embedded derivatives (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] Number in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number
Disclosure Of Embedded derivatives [Line Items]
Embedded derivatives,maturity	January 2018 to February 2018	January 2017 to February 2017
Forward pricing	8.950	5.542
Derivative financial asset liabilities	$ 5,687,000	$ 319,000
Quantity of Metal | Number	3,340	3,455
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Embedded derivatives,maturity	January 2018	January 2017
Forward pricing	3.274	2.507
Derivative financial asset liabilities	$ 179,000	$ (1,000,000)
Quantity of Metal | Number	2,756	7,936
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Embedded derivatives,maturity	January 2018 to May 2018	January 2017 to May 2017
Derivative financial asset liabilities	$ 62,870,000	$ 68,130,000
Quantity of Metal | Number	252,830	344,787
Bottom of range [member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 7.229	$ 5.431
Bottom of range [member] | Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	2.970	2.488
Bottom of range [member] | Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 2.903	$ 2.091
Forward pricing	3.274	2.507
Top of range [member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 7.231	$ 5.484
Top of range [member] | Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	3.246	2.678
Top of range [member] | Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 3.166	$ 2.656
Forward pricing	3.297	2.512